Note 7 - Equity (Deficit) (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Schedule of Stockholders Equity [Table Text Block]
	BeyondSpring Inc.'s shareholders
					Accumulated
			Additional		other		Non	Total
	Ordinary share		paid-in	Accumulated	comprehensive	Subtotal	controlling	equity
	Shares	Amount	capital	deficit	(loss) gain		interests	(deficit)
		$	$	$	$	$	$	$

Balances at January 1, 2020 (audited)	27,885,613	3	246,979	(216,845)	140	30,277	854	31,131
Issuance of ordinary shares	2,228,975	-	26,395	-	-	26,395	-	26,395
Share-based compensation	3,293	-	4,244	-	-	4,244	62	4,306
Foreign currency translation adjustment gain (loss)	-	-	-	-	57	57	(6)	51
Net loss	-	-	-	(28,837)	-	(28,837)	(1,424)	(30,261)

Balances at June 30, 2020 (unaudited)	30,117,881	3	277,618	(245,682)	197	32,136	(514)	31,622

Balances at January 1, 2019 (audited)	23,184,612	2	170,950	(178,760)	42	(7,766)	(1,616)	(9,382)
Issuance of ordinary shares	309,868	-	5,429	-	-	5,429	-	5,429
Share-based compensation	100,000	-	1,287	-	-	1,287	-	1,287
Capital injection shared by noncontrolling interests	-	-	(578)	-	-	(578)	578	-
Foreign currency translation adjustment gain (loss)	-	-	-	-	34	34	(3)	31
Net loss	-	-	-	(14,645)	-	(14,645)	(802)	(15,447)

Balances at June 30, 2019 (unaudited)	23,594,480	2	177,088	(193,405)	76	(16,239)	(1,843)	(18,082)